12. Income Taxes	12 Months Ended
Dec. 31, 2017
Notes
12. Income Taxes

12.      INCOME TAXES

            The Company has elected to be treated as an S corporation for income tax reporting purposes. The taxable income or loss of an S corporation is treated as income of and is reportable in the individual tax returns of the shareholders of the Company in an appropriate allocation. Accordingly, deferred income tax assets and liabilities have been eliminated and no provisions for current and deferred income taxes were made by the Company except for amounts attributable to state income taxes for the state of Louisiana, which does not recognize S corporation status for income tax reporting purposes. Deferred income tax assets and liabilities will continue to be recognized and provisions for current and deferred income taxes will be made by the Company’s subsidiaries as they are not permitted to be treated as S Corporations.

            The provision for income taxes for the years ended December 31, 2017, 2016 and 2015 is made up of the following components:

	2017	2016	2015

Current – Federal	$ 5,043,587	$ 5,955,098	$ 4,220,841
Current – State	--	(18,531)	5,160
Total Current	5,043,587	5,936,567	4,226,001

Deferred – Federal	(2,445,235)	(650,641)	1,037,993

Total Provision .........................	$ 2,598,352	$ 5,285,926	$ 5,263,994

            Temporary differences create deferred federal tax assets and liabilities, which are detailed below as of December 31, 2017 and 2016. These amounts are included in accounts payable and accrued expenses in the accompanying consolidated statements of financial position.

	Deferred Tax Assets (Liabilities)

	2017	2016
Insurance Commissions	$ (3,101,272)	$ (5,399,148)
Unearned Premium Reserves	1,273,650	2,126,996
Deferred Acquisition Cost Amortization	(816,718)	(1,115,119)
SPAE Capitalization	174,761	277,418
STAT & Tax Reserve	225,941	314,412
GAAP/STAT Premium Tax	(144,605)	(242,583)
Unrealized (Gain) Loss on
Marketable Debt Securities	(1,279,422)	650,626
Other	(27,701)	(31,132)
	$ (3,695,366)	$ (3,418,530)

            The Company's effective tax rate for the years ended December 31, 2017, 2016 and 2015 is analyzed as follows. On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “TCIA”) resulted in significant changes to the U.S. tax code, including a reduction in the maximum federal corporate income tax rate from 35% to 21%, effective January 1, 2018. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income at the time of enactment of such change in tax rates. Accordingly, the Company was required to revalue its deferred tax assets and deferred tax liabilities to account for the future impact of lower corporate tax rates on these deferred amounts. The Company performed an analysis as of December 31, 2017 and recorded a $2.3 million impact for this one-time non-cash charge to the statement of income. The SEC staff also issued the Staff Accounting Bulletin (“SAB”) 118, which provides guidance on accounting for the TCIA’s impact. In accordance with the SAB 118, a company must reflect the income tax effects of those aspects of the Tax Reform Act for which the accounting under ASC 740 is complete. To the extent that a company’s accounting for certain income tax effects of the TCIA is incomplete but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. There are no amounts that were considered incomplete or provisional.

            During 2016, the S Corporation incurred a loss, which lowered the overall pre-tax income of the Company resulting in a higher effective tax rate for 2016. Any tax benefit from the loss was passed on to the shareholders. During 2015 rates were lower than statutory federal income tax rates mainly due to taxable income at the S corporation level being passed to the shareholders of the Company for tax reporting, whereas income earned by the insurance subsidiaries was taxed at the corporate level.

	2017	2016	2015
Statutory Federal income tax rate	34.0%	34.0%	34.0%
Tax Reform Act Impact	(13.0)	.-	.-
Tax effect of S corporation status	2.9	74.6	(12.6)
Tax exempt income	(9.8)	(24.2)	(4.5)
Miscellaneous	.7	(.9)	-
Effective Tax Rate	14.8%	83.5%	16.9%